UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number      811-21751

Lazard World Dividend & Income Fund, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza New York, New York 10112
(Address of principal executive offices)       (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 632-6000

Date of fiscal year end:	12/31

Date of reporting period:	3/31/2008

FORM N-Q

Item 1.      Schedule of Investments.

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments
March 31, 2008 (unaudited)

Description	Shares	Value
Common Stocks—94.0%
Australia—5.4%
Macquarie Infrastructure Group
(c)	697,700	$1,772,605
TABCORP Holdings, Ltd.	145,894	1,886,655
Telstra Corp., Ltd. Installment
Receipts (c), (f)	1,220,740	3,134,931
Total Australia		6,794,191
Brazil—3.7%
Redecard SA	130,500	2,170,910
Souza Cruz SA (c)	93,800	2,431,733
Total Brazil		4,602,643
Canada—1.8%
Rothmans, Inc.	38,900	990,265
Telus Corp.	28,700	1,249,832
Total Canada		2,240,097
Egypt—2.0%
Egyptian Company for Mobile
Services	70,754	2,559,131
Finland—0.7%
Sampo Oyj, A Shares	32,000	866,417
France—5.2%
Axa	64,270	2,332,708
Gaz de France	35,100	2,119,034
Total SA	28,430	2,111,335
Total France		6,563,077
Greece—3.7%
Motor Oil (Hellas) Corinth
Refineries SA	40,100	845,793
OPAP SA	108,223	3,857,949
Total Greece		4,703,742
Ireland—1.1%
Irish Life & Permanent PLC	73,600	1,438,505
Israel—2.0%
Bank Hapoalim BM	656,918	2,535,931
Italy—7.8%
Eni SpA	158,529	5,405,993
Intesa Sanpaolo SpA	320,700	2,260,651
Mediaset SpA	98,400	910,345
Terna SpA	280,000	1,194,639
Total Italy		9,771,628
Japan—3.4%
Ichiyoshi Securities Co., Ltd.	85,300	854,883
Nissen Holdings Co., Ltd.	81,400	534,882
Nomura Holdings, Inc.	53,800	804,193
SBI Holdings, Inc.	2,205	530,456
The Sumitomo Trust and Banking
Co., Ltd.	158,000	1,087,360
Tokyo Gas Co., Ltd.	128,000	517,496
Total Japan		4,329,270
Malaysia—0.9%
British American Tobacco
Malaysia Berhad	85,500	1,136,079
Mexico—1.6%
Kimberly-Clark de Mexico SAB de
CV, Series A	460,900	2,048,396
Netherlands—1.4%
Royal Dutch Shell PLC, A Shares	49,700	1,715,219
New Zealand—2.1%
Telecom Corp. of New Zealand,
Ltd.	883,878	2,598,944
Norway—1.0%
ABG Sundal Collier ASA	326,000	592,163
Prosafe ASA	41,000	644,103
Total Norway		1,236,266
South Africa—1.4%
Kumba Iron Ore, Ltd.	25,200	961,702
Pretoria Portland Cement Co.,
Ltd.	167,009	824,748
Total South Africa		1,786,450
South Korea—0.6%
Kookmin Bank	12,800	716,030
Spain—0.8%
Banco Santander SA	49,270	981,646
Taiwan—5.8%
Taiwan Mobile Co., Ltd.	709,121	1,365,512
Taiwan Semiconductor
Manufacturing Co., Ltd.	2,840,535	5,899,958
Total Taiwan		7,265,470

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2008 (unaudited)

Description	Shares	Value

Turkey—2.0%
Ford Otomotiv Sanayi AS	176,200	$1,373,364
Turkiye Halk Bankasi AS	205,732	1,140,986
Total Turkey		2,514,350

United Kingdom—13.3%
Barclays PLC	167,500	1,505,903
GlaxoSmithKline PLC	69,500	1,470,368
HSBC Holdings PLC	150,307	2,475,947
Kingfisher PLC	504,015	1,320,388
Lloyds TSB Group PLC (c)	403,756	3,613,929
Old Mutual PLC (c)	630,600	1,382,930
Persimmon PLC	50,800	771,275
Premier Foods PLC	446,189	994,007
Royal Bank of Scotland Group
PLC	171,202	1,145,895
Taylor Wimpey PLC	121,100	450,640
United Utilities PLC	115,300	1,580,073
Total United Kingdom		16,711,355

United States—26.3%
Bank of America Corp. (c)	113,300	4,295,203
Bristol-Myers Squibb Co. (c)	58,000	1,235,400
CBL & Associates Properties, Inc.
REIT	38,800	912,964
Centerplate, Inc. IDS	66,100	651,085
Cinemark Holdings, Inc.	57,500	735,425
Citigroup, Inc. (c)	95,000	2,034,900
Citizens Communications Co. (c)	253,000	2,653,970
Du Pont (E.I.) de Nemours & Co.
(c)	34,000	1,589,840
Huntington Bancshares, Inc. (c)	142,400	1,530,800
Intel Corp.	31,300	662,934
Louisiana-Pacific Corp.	67,100	615,978
Masco Corp.	133,500	2,647,305
Pfizer, Inc. (c)	144,200	3,018,106
Reynolds American, Inc. (c)	61,000	3,600,830
The Dow Chemical Co. (c)	102,300	3,769,755
United Online, Inc.	81,800	863,808
USA Mobility, Inc. (a)	80,600	575,484
Verizon Communications, Inc. (c)	28,100	1,024,245
Visa, Inc.	9,700	604,892
Total United States		33,022,924
Total Common Stocks
(Identified cost $129,305,022)		118,137,761
Limited Partnership Units—1.5%
United States—1.5%
Energy Transfer Equity LP	21,400	668,536
Enterprise GP Holdings LP	19,900	594,612
Enterprise Products Partners LP	20,800	617,760
Total United States		1,880,908
Total Limited Partnership
Units
(Identified cost $2,007,434)		1,880,908
	Principal
	Amount
Description	(000) (d)	Value
Foreign Government Obligations—14.9%
Brazil—0.7%
Brazil NTN-F,
10.00%, 07/01/10	1,557	834,145

Costa Rica—0.0%
Costa Rican Bono de
Estabilizacion Monetaria,
13.35%, 09/24/08	100	209

Egypt—3.9%
Egypt Treasury Bills:
0.00%, 04/15/08	1,850	338,598
0.00%, 05/13/08	2,600	473,371
0.00%, 05/27/08	9,575	1,738,711
0.00%, 06/10/08	1,725	312,423
0.00%, 06/17/08	10,175	1,840,436
0.00%, 07/08/08	1,400	251,606
Total Egypt		4,955,145

Ghana—0.4%
Ghanaian Government Bonds:
13.50%, 03/30/10	330	332,101
14.00%, 03/07/11	190	191,185
Total Ghana		523,286

Hungary—1.7%
Hungarian Government Bonds:
6.25%, 08/24/10	271,910	1,525,388
6.00%, 10/12/11	110,000	594,684
Total Hungary		2,120,072

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2008 (unaudited)

	Principal
	Amount
Description	(000) (d)	Value

Mexico—0.8%
Mexican Bonos,
9.00%, 12/20/12	9,367	$936,546

Peru—2.7%
Peruvian Certificates of Deposit:
0.00%, 04/11/08	1,600	581,746
0.00%, 05/02/08	3,500	1,269,585
0.00%, 06/06/08	2,200	794,850
0.00%, 07/03/08	2,100	756,359
Total Peru		3,402,540

Turkey—4.7%
Turkish Government Bonds:
0.00%, 02/04/09	2,575	1,670,156
0.00%, 05/06/09	1,349	838,429
0.00%, 08/05/09	639	380,196
14.00%, 01/19/11	3,809	2,650,501
16.00%, 03/07/12	481	340,302
Total Turkey		5,879,584
Total Foreign Government
Obligations
(Identified cost $18,671,282)		18,651,527
Structured Notes—3.8%
Brazil—2.1%
Citigroup Funding, Inc. Brazil Inflation-
Indexed Currency and Credit Linked
Unsecured Notes NTN-B:
7.90%, 05/18/09 (e)	557	795,187
8.25%, 08/17/10 (e)	698	972,440
7.85%, 05/18/15 (e)	659	904,566
Total Brazil		2,672,193

Colombia—1.7%
Citigroup Funding, Inc. Colombia
TES Credit Linked Unsecured Note,
11.34%, 04/27/12 (e)	251	353,815
JPMorgan Chase & Co. Colombian Peso
Linked Notes:
11.48%, 11/14/10 (e)	800	830,560
12.48%, 03/05/15 (e)	976	956,675
Total Colombia		2,141,050
Total Structured Notes
(Identified cost $3,929,201)		4,813,243

Repurchase Agreement—1.4%
State Street Bank and Trust Co.,
0.80%, 04/01/08
(Dated 03/31/08, collateralized by
$1,600,000 United States Treasury
Note, 2.00%, 01/15/16, with a value
of $1,847,059)
Proceeds of $1,807,040
(Identified cost $1,807,000)	1,807	1,807,000
Total Investments—115.6%
(Identified cost $155,719,939) (b)		$145,290,439
Liabilities in Excess of Cash and
Other Assets—(15.6)%		(19,614,498)
Net Assets—100.0%		$125,675,941

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2008 (unaudited)

Forward Currency Purchase Contracts open at March 31, 2008:

			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Date	Currency	Date	Value	Appreciation	Depreciation
AED	04/14/08	3,344,228	$913,000	$911,806	$-	$1,194
AED	04/23/08	806,000	221,004	219,945	-	1,059
AED	05/27/08	5,175,000	1,419,764	1,416,999	-	2,765
AED	06/26/08	1,938,000	533,003	531,945	-	1,058
ARS	04/04/08	2,404,376	758,000	758,510	510	-
ARS	04/15/08	1,501,066	476,000	472,896	-	3,104
ARS	04/17/08	2,278,871	719,000	717,758	-	1,242
ARS	04/25/08	1,032,954	323,000	325,020	2,020	-
ARS	05/19/08	1,572,670	493,000	493,489	489	-
ARS	08/06/08	1,564,530	484,000	485,949	1,949	-
BRL	04/04/08	170,575	97,000	97,134	134	-
BRL	06/18/08	361,692	197,000	202,995	5,995	-
BRL	09/15/08	645,840	368,000	355,070	-	12,930
BRL	11/13/08	4,735,053	2,591,000	2,566,757	-	24,243
COP	04/25/08	862,107,000	469,302	468,396	-	906
GHC	04/08/08	372,476	377,000	376,313	-	687
GHC	04/18/08	32,000	32,167	32,246	79	-
GHC	04/28/08	64,000	64,529	64,326	-	203
GHC	05/20/08	184,702	183,000	184,545	1,545	-
GHC	06/20/08	237,723	236,000	235,567	-	433
GHC	07/11/08	109,080	108,000	107,492	-	508
GHC	07/21/08	459,895	470,000	452,001	-	17,999
HUF	04/14/08	171,970,465	947,000	1,039,458	92,458	-
IDR	04/11/08	5,284,195,000	581,000	573,543	-	7,457
IDR	04/11/08	4,598,178,000	501,000	499,083	-	1,917
IDR	04/24/08	3,504,375,000	375,000	379,960	4,960	-
ILS	06/11/08	3,386,640	824,000	959,661	135,661	-
ILS	07/07/08	3,750,048	898,000	1,061,772	163,772	-
INR	04/21/08	22,317,000	548,734	555,082	6,348	-
INR	04/24/08	26,933,330	659,000	669,700	10,700	-
INR	04/25/08	26,933,330	659,000	669,633	10,633	-
INR	07/10/08	51,168,000	1,300,000	1,265,838	-	34,162
KRW	04/21/08	624,279,200	613,000	630,674	17,674	-
KRW	04/21/08	630,887,000	629,000	637,350	8,350	-
KWD	04/28/08	464,349	1,746,000	1,751,686	5,686	-
KWD	06/19/08	31,368	119,000	118,843	-	157
MYR	04/09/08	1,491,191	457,000	466,170	9,170	-
MYR	04/14/08	2,102,750	647,000	657,317	10,317	-
MYR	04/28/08	986,000	307,261	308,175	914	-
MYR	04/30/08	929,000	290,313	290,353	40	-
MYR	05/20/08	2,078,320	626,000	649,337	23,337	-
NGN	04/07/08	17,139,000	145,000	146,193	1,193	-
NGN	05/12/08	75,721,500	639,000	641,369	2,369	-
NGN	07/07/08	17,240,500	145,000	143,341	-	1,659
NGN	07/08/08	90,356,000	755,636	751,238	-	4,398
NGN	07/14/08	102,820,000	859,124	854,866	-	4,258
NGN	09/08/08	46,954,000	392,525	390,385	-	2,140
PEN	04/02/08	610,080	205,000	222,154	17,154	-
PEN	04/02/08	969,508	346,934	353,035	6,101	-
PEN	04/03/08	619,840	208,000	225,740	17,740	-
PEN	04/03/08	3,408,977	1,220,194	1,241,520	21,326	-
PEN	05/19/08	2,294,600	770,000	841,283	71,283	-
PEN	05/23/08	2,170,808	723,000	796,364	73,364	-
PEN	05/30/08	2,213,757	742,000	812,955	70,955	-
PEN	03/03/09	1,718,200	605,000	640,209	35,209	-
PHP	04/14/08	54,325,000	1,313,785	1,298,935	-	14,850

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2008 (unaudited)

Forward Currency Purchase Contracts open at March 31, 2008 (concluded):

			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Date	Currency	Date	Value	Appreciation	Depreciation
PHP	06/19/08	27,842,750	$659,000	$661,670	$2,670	$-
PLN	06/25/08	3,510,593	1,544,000	1,565,697	21,697	-
RUB	04/11/08	14,237,618	573,000	605,387	32,387	-
RUB	04/11/08	8,384,129	351,583	356,495	4,912	-
RUB	04/28/08	72,541,868	2,939,000	3,080,076	141,076	-
RUB	05/23/08	16,375,000	638,775	693,733	54,958	-
RUB	09/19/08	16,102,170	549,000	675,069	126,069	-
SGD	06/26/08	851,789	618,000	620,891	2,891	-
SKK	04/22/08	14,465,630	625,596	702,309	76,713	-
SKK	04/28/08	7,941,483	374,976	385,487	10,511	-
SKK	05/27/08	16,039,200	724,739	777,640	52,901	-
SKK	05/27/08	16,366,167	772,767	793,492	20,725	-
SKK	06/25/08	11,951,601	571,000	578,933	7,933	-
TRY	10/10/08	328,955	254,000	229,694	-	24,306
TRY	10/10/08	505,235	386,000	352,781	-	33,219
TRY	10/10/08	2,700,601	1,940,644	1,885,699	-	54,945
TZS	04/16/08	567,840,000	416,000	462,838	46,838	-
TZS	04/16/08	511,803,000	438,000	417,163	-	20,837
TZS	04/21/08	393,870,000	285,000	320,885	35,885	-
TZS	04/30/08	512,913,902	376,589	417,512	40,923	-
TZS	05/27/08	195,835,000	163,414	158,654	-	4,760
TZS	06/11/08	347,983,200	255,000	281,221	26,221	-
UAH	04/14/08	2,257,350	447,000	449,934	2,934	-
UAH	04/29/08	3,187,000	625,515	632,252	6,737	-
UAH	05/19/08	2,740,500	540,000	541,428	1,428	-
UAH	06/05/08	426,300	84,000	83,913	-	87
UAH	06/24/08	1,800,000	358,209	352,621	-	5,588
UAH	08/19/08	4,535,190	891,000	875,640	-	15,360
UAH	08/26/08	1,747,620	342,000	336,815	-	5,185
UAH	08/27/08	2,243,290	439,000	432,233	-	6,767
UAH	08/28/08	1,902,000	372,576	366,379	-	6,197
UAH	09/05/08	930,000	181,287	178,776	-	2,511
UAH	09/22/08	1,542,000	301,466	295,130	-	6,336
UGX	05/16/08	350,880,000	204,000	204,961	961	-
UGX	05/30/08	295,537,500	166,500	172,024	5,524	-
UGX	07/10/08	411,917,400	235,000	237,471	2,471	-
UGX	07/17/08	415,952,350	235,000	239,218	4,218	-
UGX	08/28/08	226,560,000	128,000	128,435	435	-
UGX	09/02/08	484,158,000	274,000	274,000	-	-
VND	05/02/08	3,673,600,000	224,000	226,982	2,982	-
VND	06/02/08	3,662,400,000	224,000	225,221	1,221	-
VND	07/01/08	3,684,800,000	224,000	225,406	1,406	-
VND	07/01/08	9,678,630,000	598,000	592,059	-	5,941
ZMK	04/03/08	455,565,000	121,000	124,390	3,390	-
ZMK	06/03/08	454,485,000	123,000	123,132	132	-
ZMK	01/12/09	792,682,470	191,000	199,440	8,440	-
Total Forward Currency Purchase Contracts			$56,315,911	$57,561,567	$1,577,024	$331,368

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2008 (unaudited)

Forward Currency Sale Contracts open at March 31, 2008:

			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Sale Contracts	Date	Currency	Date	Value	Appreciation	Depreciation
ARS	04/04/08	2,404,376	$759,197	$758,509	$688	$-
BRL	06/18/08	1,509,167	879,314	847,000	32,314	-
BRL	06/18/08	4,778,407	2,747,000	2,681,816	65,184	-
COP	06/09/08	1,350,723,000	726,000	726,445	-	445
COP	02/27/09	1,969,042,000	986,000	997,601	-	11,601
EUR	04/22/08	430,000	625,596	678,351	-	52,755
EUR	04/28/08	411,000	633,968	648,244	-	14,276
EUR	04/28/08	243,000	374,976	383,269	-	8,293
EUR	05/27/08	489,000	724,739	770,147	-	45,408
EUR	05/27/08	501,000	772,767	789,046	-	16,279
EUR	05/27/08	1,408,225	2,203,731	2,217,873	-	14,142
HUF	04/14/08	67,506,750	411,000	408,038	2,962	-
HUF	04/14/08	101,716,708	586,000	614,816	-	28,816
HUF	04/14/08	70,253,757	427,725	424,642	3,083	-
ILS	06/11/08	3,386,640	932,009	959,661	-	27,652
ILS	07/07/08	3,750,048	1,030,629	1,061,772	-	31,143
MXN	04/03/08	10,081,370	937,000	946,873	-	9,873
PEN	04/02/08	1,579,588	540,769	575,189	-	34,420
PEN	04/03/08	2,141,015	732,722	779,739	-	47,017
PEN	04/03/08	1,887,802	658,000	687,521	-	29,521
PEN	05/19/08	1,943,078	667,724	712,402	-	44,678
PEN	05/19/08	7,029,340	2,524,000	2,577,210	-	53,210
PEN	05/23/08	1,807,188	621,027	662,969	-	41,942
PEN	05/30/08	1,807,188	621,027	663,651	-	42,624
RUB	04/11/08	22,621,746	938,000	961,882	-	23,882
RUB	04/28/08	13,242,300	555,000	562,259	-	7,259
RUB	05/23/08	16,375,000	645,384	693,733	-	48,349
SKK	05/27/08	13,938,320	674,000	675,781	-	1,781
TRY	10/10/08	2,080,000	1,588,999	1,452,363	136,636	-
TRY	10/10/08	1,454,792	1,137,000	1,015,811	121,189	-
TRY	10/10/08	2,344,846	1,685,000	1,637,293	47,707	-
TZS	04/14/08	331,687,500	281,091	270,405	10,686	-
TZS	04/21/08	900,115,000	768,672	733,321	35,351	-
TZS	06/11/08	347,983,200	263,634	281,221	-	17,587
UAH	08/28/08	1,157,120	226,000	222,894	3,106	-
ZMK	04/03/08	455,565,000	124,812	124,390	422	-
Total Forward Currency Sale Contracts			$31,010,512	$31,204,137	459,328	652,953
Gross unrealized appreciation/depreciation on Forward Currency Contracts					$2,036,352	$984,321

Lazard World Dividend & Income Fund, Inc. Portfolio of Investments (continued) March 31, 2008 (unaudited)

(a)	Non-income producing security.

(b)

For federal income tax purposes, the aggregate cost was $155,719,939, aggregate gross unrealized appreciation was $8,710,564, aggregate gross unrealized depreciation was $19,140,064 and the net unrealized depreciation was $10,429,500.

(c)	Segregated security for forward currency contracts.

(d)	Principal amount denominated in respective country’s currency unless otherwise specified.

(e)

Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At March 31, 2008, these securities amounted to 3.8% of net assets and are not considered to be liquid. Principal amount denominated in U.S. dollars. Interest rate shown reflects current yield as of March 31, 2008.

(f)

Indicates an equity issuance in which the Fund does not pay the full value of the issue up front. In the purchase of an installment receipt, an initial payment is made to the issuer at the time the issue closes and the remaining balance must be paid in installments, typically within a two-year period. The Fund is still entitled to full voting rights and dividends.

Security Abbreviations:
 IDS – Income Deposit Security
NTN-B – Brazil Sovereign “Nota do Tesouro Nacional” Series B
NTN-F – Brazil Sovereign “Nota do Tesouro Nacional” Series F
REIT – Real Estate Investment Trust
TES – Titulos de Tesoreria

Currency Abbreviations:
AED — United Arab Emirates Dirham	NGN — Nigerian Naira
ARS — Argentine Peso	PEN — Peruvian New Sol
BRL — Brazilian Real	PHP — Philippine Peso
COP — Colombian Peso	PLN — Polish Zloty
EUR — Euro	RUB — Russian Ruble
GHC — Ghanaian Cedi	SGD — Singapore Dollar
HUF — Hungarian Forint	SKK — Slovenska Koruna
IDR — Indonesian Rupiah	TRY — New Turkish Lira
ILS — Israeli Shekel	TZS — Tanzanian Shilling
INR — Indian Rupee	UAH — Ukranian Hryvnia
KRW — South Korean Won	UGX — Ugandan Shilling
KWD — Kuwaiti Dinar	VND — Vietnamese Dong
MXN — Mexican Peso	ZMK — Zambian Kwacha
MYR — Malaysian Ringgit

Lazard World Dividend & Income Fund, Inc. Portfolio of Investments (continued) March 31, 2008 (unaudited)

Portfolio holdings by industry (as percentage of net assets):
Industry
Alcohol & Tobacco	6.5%
Automotive	1.1
Banking	15.7
Chemicals	4.3
Commercial Services	0.5
Computer Software	0.7
Drugs	4.6
Electric	2.2
Energy Integrated	8.0
Energy Services	2.0
Financial Services	11.2
Food & Beverages	0.8
Forest & Paper Products	2.1
Gas Utilities	2.1
Housing	3.7
Insurance	2.5
Leisure & Entertainment	5.8
Metals & Mining	0.8
Real Estate	0.7
Retail	1.5
Semiconductors & Components	5.2
Telecommunications	12.1
Transportation	1.4
Subtotal	95.5
Foreign Government Obligations	14.9
Structured Notes	3.8
Repurchase Agreement	1.4
Total Investments	115.6%

Lazard World Dividend & Income Fund, Inc. Portfolio of Investments (continued) March 31, 2008 (unaudited)

Valuation of Investments—Market values for securities are generally based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each valuation date. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Forward currency contracts are valued at the current cost of offsetting the contracts. Securities listed on foreign exchanges are valued at the last reported sales price except as described below; securities listed on foreign exchanges that are not traded on the valuation date are valued at the last quoted bid price.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when the Fund’s net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair values as determined by, or in accordance with procedures approved by, the Board of Directors. The Valuation Committee of Lazard Asset Management LLC, the Fund’s Investment Manager (the “Investment Manager”) and a wholly-owned subsidiary of Lazard Frères & Co. LLC, may evaluate a variety of factors to determine the fair value of securities for which current market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts will also be considered. Fair valuing of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the net asset value of the Fund will reflect the affected securities’ values as determined in the judgment of the Board of Directors, or its designee, instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values.

Lazard World Dividend & Income Fund, Inc. Portfolio of Investments (continued) March 31, 2008 (unaudited)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurement that based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2008:

	Lazard World Dividend &
	Income Fund, Inc.
		Other
	Investments	Financial
Level	in Securities	Instruments*
Level 1	$120,018,669	$-
Level 2	19,935,241	1,052,031
Level 3	5,336,529	-
Total	$145,290,439	$1,052,031

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Lazard World Dividend & Income Fund, Inc. Portfolio of Investments (concluded) March 31, 2008 (unaudited)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Lazard World Dividend &
	Income Fund, Inc.
		Other
	Investments	Financial
	in Securities	Instruments
Balance as of 12/31/07	$4,017,711	$-
Accrued discounts/premiums	1,031	-
Realized gain (loss)*	-	-
Change in unrealized
appreciation/depreciation	145,622	-
Net purchases (sales)	1,172,165	-
Net transfers in and/or out of
Level 3	-	-
Balance as of 3/31/08	$5,336,529	$-
Net change in unrealized
appreciation/depreciation from
Investments still held as of
3/31/08	$145,622	$-

*The realized gain (loss) recognized during the period ended 3/31/08 for other financial instruments was $0.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.LazardNet.com as well as on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.     Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.     Exhibits.

      Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard World Dividend & Income Fund, Inc.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	May 30, 2008

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date:	May 30, 2008